Selling and marketing expenses	6 Months Ended
Jun. 30, 2022
Selling and marketing expenses
Selling and marketing expenses

10.Selling and marketing expenses

Selling and marketing expenses consist mainly of expenses to attract new users through advertising. The following table summarizes selling and marketing expenses for the three and six months ended June 30, 2022 and June 30, 2021:

	Six months ended	Six months ended	Three months ended	Three months ended
	June 30, 2022	June 30, 2021	June 30, 2022	June 30, 2021
Advertising costs	(88,926)	(154,634)	(33,775)	(90,190)
Employee benefits expenses	(2,395)	(838)	(1,252)	(555)
	(91,321)	(155,472)	(35,027)	(90,745)

Advertising costs decreased for the six months ended June 30, 2022 in comparison to the six months ended June 30, 2021 mainly due to the suspension of marketing activities in FSU countries as well as general decrease of marketing expenses due to the saturation of the market in the first half of 2022.